NOTES PAYABLE AND CONVERTIBLE DEBENTURES - Notes Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Total Notes Payable	$ 68,996	$ 58,259
Less: Unamortized Debt Issuance Costs and Loan Origination Fees	(330)	(63)
Net Amount	68,666	58,196
Less Current Portion of Notes Payable	(37)	(7,644)
Notes Payable, Net of Current Portion	68,629	50,552
Senior Secured Credit Facility
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Total Notes Payable	50,000	0
Senior Secured Credit Agreement
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Total Notes Payable	0	41,875
Convertible Debentures
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Total Notes Payable	16,006	16,006
2025 Lompoc Term Loan
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Total Notes Payable	2,990	0
Other
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Total Notes Payable	$ 0	$ 378